LONG-TERM DEBT - Long-Term Debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
long-term debt	$ (13,029,632)	$ 0
Cost
Debt Instrument [Line Items]
Total debt	138,341,261	30,028,640
long-term debt	(11,440,236)	0
Total long-term debt	126,901,025	30,028,640
Cost | Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	9,124,944	9,866,900
Cost | Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	2,981,480	2,333,391
Cost | Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	492,582	400,000
Cost | Secured borrowing | LMA Income Series, LP
Debt Instrument [Line Items]
Long-term debt, gross	21,889,444	17,428,349
Cost | Secured borrowing | LMA Income Series II, LP
Debt Instrument [Line Items]
Long-term debt, gross	32,380,852	0
Cost | Unsecured borrowing
Debt Instrument [Line Items]
Deferred issuance costs and discounts	(1,831,910)	0
Cost | Unsecured borrowing | Fixed Rate Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, gross	35,650,000	0
Cost | Unsecured borrowing | SPV Purchase and Sale Note
Debt Instrument [Line Items]
Long-term debt, gross	26,538,004	0
Cost | Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Long-term debt, gross	11,115,865	0
Fair value
Debt Instrument [Line Items]
Long-term debt, gross	141,652,424
Total debt	139,820,514	28,249,653
long-term debt	(13,029,632)	0
Total long-term debt	126,790,882	28,249,653
Fair value | Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	9,477,780	8,067,291
Fair value | Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	3,551,852	2,354,013
Fair value | Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc.
Debt Instrument [Line Items]
Long-term debt, gross	569,862	400,000
Fair value | Secured borrowing | LMA Income Series, LP
Debt Instrument [Line Items]
Long-term debt, gross	22,368,209	17,428,349
Fair value | Secured borrowing | LMA Income Series II, LP
Debt Instrument [Line Items]
Long-term debt, gross	32,380,852	0
Fair value | Unsecured borrowing
Debt Instrument [Line Items]
Deferred issuance costs and discounts	(1,831,910)	0
Fair value | Unsecured borrowing | Fixed Rate Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, gross	35,650,000	0
Fair value | Unsecured borrowing | SPV Purchase and Sale Note
Debt Instrument [Line Items]
Long-term debt, gross	26,538,004	0
Fair value | Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Long-term debt, gross	$ 11,115,865	$ 0